Leases (Schedule of Details of Rent Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	$ (146,577)	$ (143,938)	$ (147,815)
Variable lease expense - Contingent rentals based on sales	(42,440)	(48,516)	(64,720)
Total lease expense	(189,017)	(192,454)	(212,535)
General and administrative expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(7,614)	(7,610)	(9,319)
Company-operated restaurants | Occupancy and other operating expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(104,236)	(105,358)	(107,006)
Variable lease expense - Contingent rentals based on sales	(29,562)	(33,921)	(41,499)
Franchised restaurants | Franchised restaurants - occupancy expenses
Lessee, Lease, Description [Line Items]
Operating lease expense - Minimum rentals	(34,727)	(30,970)	(31,490)
Variable lease expense - Contingent rentals based on sales	$ (12,878)	$ (14,595)	$ (23,221)